Revenue and segment information (Imported)	12 Months Ended
Dec. 31, 2022
Revenue and segment information
Revenue and segment information

4. Segment information

The Group is organised into business units based on geographical areas and has three reportable segments:

–  North America

–  Europe, Middle East, Africa and Latin America (EMEA and LatAm)

–  Asia Pacific (APAC)

No operating segments have been aggregated to form the above reportable operating segments.

The Group’s Commercial Operations Board, which consists of the Group’s CEO, CFO and other members of the senior leadership, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of Adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others. The CODM does not review IFRS operating profit or total assets on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and Adjusted operating profit by geographical segment is included below:

Revenue by segment

	2022 £m	2021 £m	2020 £m
North America	4,116	3,525	3,779
EMEA and LatAm	4,270	3,877	4,059
APAC	2,472	2,143	2,054
Group revenue	10,858	9,545	9,892

Adjusted operating profit by segment

	2022 £m	2021 £m	2020 £m
Group operating profit	1,825	1,638	1,598
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	647	534	476
Total	2,472	2,172	2,074

North America	1,070	828	897
EMEA and LatAm	977	960	857
APAC	506	461	377
Corporate and other unallocated	(81)	(77)	(57)
Total	2,472	2,172	2,074

[1]  The reconciling items above include:

a)  Net amortisation and impairment of intangible assets of £172m (2021: £16m, 2020: £97m): Amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.

b)  Restructuring costs of £41m (2021: £195m, 2020: £411m): Expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.

c)  Transaction related costs of £8m (2021: £nil, 2020: £91m): Costs related to acquisition of a manufacturing site, in 2020 costs related to the unwind of uplift in fair value of inventory arising from the Pfizer Transaction.

d)  Separation and admission costs of £411m (2021: £278m, 2020: £66m): Costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.

e)  Disposals and others of £15m (2021: £45m, 2020: £(189)m): Gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamin, Minerals and Supplements, Pain Relief, Respiratory Health, Digestive Health and Other products and the product portfolio is consistent across the reportable segments. Analysis of revenue by product category is included below:

Revenue by product category

	2022 £m	2021 £m	2020 £m
Oral Health	2,957	2,724	2,745
Vitamins, Minerals and Supplements	1,675	1,501	1,494
Pain Relief	2,551	2,237	2,192
Respiratory Health	1,579	1,132	1,298
Digestive Health and Other	2,096	1,951	2,163
Group revenue	10,858	9,545	9,892

Revenue attributable to the country of domicile and foreign countries with the most significant contribution to the Group’s revenue are included below:

Revenue by geography

	2022 £m	2021 £m	2020 £m
UK	348	327	374
US & Puerto Rico	3,692	3,187	3,414
China	907	801	700
Rest of the World	5,911	5,230	5,404
Group revenue	10,858	9,545	9,892

Other segmental information

	North America £m	EMEA and LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2022
Impairment charges	2	7	1	133	143
Impairment reversal	–	–	–	–	–

Year ended 31 December 2021
Impairment charges	5	5	2	25	37
Impairment reversal	–	–	–	(48)	(48)

Year ended 31 December 2020
Impairment charges	6	10	6	68	90
Impairment reversal	–	–	–	(21)	(21)

Non-current assets attributable to the country of domicile and all foreign countries with assets greater than 10% are included below:

	2022 £m	2021 £m	2020 £m
UK	440	430	410
US & Puerto Rico	8,519	7,884	7,827
Rest of the World	21,508	20,551	20,593
Non-current assets	30,467	28,865	28,830

Non-current assets by location excludes derivatives, deferred tax assets and post-retirement benefit assets.